RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Apr. 30, 2024
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At April 30, 2024 and October 31, 2023, due to related parties consisted of the following:

Name of related party	April 30, 2024	October 31, 2023
Baohai Xu (1)	$398,213	$321,385
Zhe Wang (2)	124,584	120,985
Sheng Xu (3)	100,443	110,362
Mufang Gao (4)	377,298	310,771
Feng’e Feng (5)	186,571	186,571
Mingxiu Luan (6)	123,436	123,436
	$1,310,545	$1,173,510